Leases - Summary of Changes in Right of Use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	$ 88,393
Ending balance	45,555	$ 88,393
Accumulated Depreciation, Amortization and Impairment
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	(35,962)	(22,040)
Depreciation	(11,808)	(14,077)
Decreases	12,487	6,338
Impairment	(4,809)	(5,355)
Exchange differences	1,380	(828)
Ending balance	(38,712)	(35,962)
Cost
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	124,355	130,638
Increases	2,906	19,278
Decreases	(39,441)	(29,030)
Exchange differences	(3,553)	3,469
Ending balance	84,267	124,355
Land and Buildings
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	69,434
Ending balance	31,172	69,434
Land and Buildings | Accumulated Depreciation, Amortization and Impairment
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	(23,139)	(13,098)
Depreciation	(7,418)	(8,921)
Decreases	9,865	4,687
Impairment	(4,809)	(5,355)
Exchange differences	584	(452)
Ending balance	(24,917)	(23,139)
Land and Buildings | Cost
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	92,573	100,113
Increases	1,643	16,700
Decreases	(36,065)	(27,255)
Exchange differences	(2,062)	3,015
Ending balance	56,089	92,573
Plant and Machinery
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	18,959
Ending balance	14,383	18,959
Plant and Machinery | Accumulated Depreciation, Amortization and Impairment
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	(12,823)	(8,942)
Depreciation	(4,390)	(5,156)
Decreases	2,622	1,651
Exchange differences	796	(376)
Ending balance	(13,795)	(12,823)
Plant and Machinery | Cost
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	31,782	30,525
Increases	1,263	2,578
Decreases	(3,376)	(1,775)
Exchange differences	(1,491)	454
Ending balance	$ 28,178	$ 31,782